Related party transactions (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Transactions with Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2015 and the related balances at March 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
	Millions of yen
Operating revenues	¥26,001	¥31,372	¥32,392

Operating expenses	¥105,295	¥109,817	¥126,461

Receivables	¥17,257	¥24,254	¥27,773

Payables	¥89,623	¥105,341	¥98,055